--------------------------------------------------------------------------------
                                                MARCH 1, 2000    |
                                                   AS REVISED    |    PROSPECTUS
                                            SEPTEMBER 1, 2000    |
--------------------------------------------------------------------------------



J.P. MORGAN FIXED INCOME FUNDS


Short Term Bond Fund
Bond Fund
Global Strategic Income Fund
Emerging Markets Debt Fund
Tax Exempt Bond Fund
New York Tax Exempt Bond Fund


                                            ------------------------------------
                                            Seeking high total return or current
                                            income  by  investing  primarily  in
                                            fixed income securities.

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

CONTENTS
--------------------------------------------------------------------------------

1 | Each fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN FIXED INCOME FUNDS
J.P. Morgan Short Term Bond Fund ..........................................    1
J.P. Morgan Bond Fund .....................................................    3
J.P. Morgan Global Strategic Income Fund ..................................    5
J.P. Morgan Emerging Markets Debt Fund ....................................    7
J.P. Morgan Tax Exempt Bond Fund ..........................................    9
J.P. Morgan New York Tax Exempt Bond Fund .................................   11


13 | Principles and techniques common to the funds in this prospectus


FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan ...............................................................   13
J.P. Morgan fixed income funds ............................................   13
The spectrum of fixed income funds ........................................   13
Who may want to invest ....................................................   13
Fixed income investment process ...........................................   14


15 | Investing in the J.P. Morgan Fixed Income Funds


YOUR INVESTMENT
Investing through a financial professional ................................   15
Investing through an employer-sponsored retirement plan ...................   15
Investing through an IRA or rollover IRA ..................................   15
Investing directly ........................................................   15
Opening your account ......................................................   15
Adding to your account ....................................................   15
Selling shares ............................................................   16
Account and transaction policies ..........................................   16
Dividends and distributions ...............................................   17
Tax considerations ........................................................   17


18 | More about risk and the funds' business operations


FUND DETAILS
Business structure ........................................................   18
Management and administration .............................................   18
Risk and reward elements ..................................................   19
Investments ...............................................................   21
Financial highlights ......................................................   23


FOR MORE INFORMATION ..............................................   back cover

J.P. MORGAN SHORT TERM BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-22.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return, consistent with low volatility of principal. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, and money market instruments, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index. For a description of duration, please see fixed income investment process on page 14.


Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities rated B or BB.


Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 14.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund uses futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 17 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPSBX

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN SHORT TERM BOND FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $55 billion using similar strategies as the fund.


The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and William G. Tennille, vice president, who joined the team in January of 1994 and has been at J.P. Morgan since 1992.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

1 | J.P. MORGAN SHORT TERM BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Short Term Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 6 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year, five years and life of the fund compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged index of U.S. Treasury notes and bonds with maturities of 1-3 years used as a measure of overall short-term bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                    1994       1995       1996       1997       1998       1999

20%

                              10.58

10%
                                                     6.14       6.84
                                          4.94
                                                                           2.81
0%                  0.11
--------------------------------------------------------------------------------

[ ] J.P. Morgan Short Term Bond Fund


The fund's year-to-date total return as of 6/30/00 was 2.27%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 3.41% (for the quarter ended 6/30/95); and the lowest quarterly return was -0.54% (for the quarter ended 3/31/94).



Average annual total return                                      Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Past 1 yr.                Past 5 yrs.
Life of fund(1)
J.P. Morgan Short Term Bond Fund (after expenses)                 2.81
6.23                          5.06
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (no expenses)               3.06
6.51                          5.42
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.55
--------------------------------------------------------------------------------
Total operating expenses                                                    0.80
Fee waiver and expense
reimbursement(4)                                                            0.20
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.60
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                1 yr.        3 yrs.        5 yrs.        10 yrs.
Your cost($)                     61           235           425            971
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/8/93 and returns reflect performance of the fund from 7/31/93.

(2) The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 18. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 0.60% of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 10/31/99 were 0.57% of the fund's average daily net assets.


                                            J.P. MORGAN SHORT TERM BOND FUND | 2

J.P. MORGAN BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-22.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 14.


Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.


Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 14.

To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund may use futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 17 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: PPBDX

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN BOND FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $31 billion using similar strategies as the fund.


The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January of 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

3 | J.P. MORGAN BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years and compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                                                           Shows changes in returns by
calendar year(1)
------------------------------------------------------------------------------------------------------------------------------------
                    1990        1991        1992        1993        1994        1995        1996        1997
1998        1999
20%
                                                                                18.17
                               13.45

10%                10.09
                                                        9.87                                            9.13

7.36
                                                                                            3.13
0%

                                            6.53
------------------------------------------------------------------------------------------------------------------------------------

(2.97)                                                     (0.73)
(10%)

[ ] J.P. Morgan Bond Fund


The fund's year-to-date total return as of 6/30/00 was 2.83%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 6.25% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.39% (for the quarter ended 3/31/94).



Average annual total return (%)                                     Shows performance over time, for periods ended
December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Past 1 yr.       Past 5
yrs.       Past 10 yrs.
J.P. Morgan Bond Fund (after expenses)                                                 (0.73)
7.23               7.23
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade Bond Index (no expenses)                   (0.83)
7.74               7.65
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(2)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.39
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.69
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                   1 yr.       3 yrs.       5 yrs.       10 yrs.
Your cost($)                        70          221          384           859
--------------------------------------------------------------------------------

(1) The fund's fiscal year end is 10/31.


(2) The fund has a master/feeder structure as described on page 18. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


                                                       J.P. MORGAN BOND FUND | 4

J.P. MORGAN GLOBAL STRATEGIC INCOME FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-22.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank) that the fund believes have the potential to provide a high total return over time. The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions its duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). For a description of duration, please see fixed income investment process on page 14. At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. The balance of assets must be invested in securities rated B or higher at the time of purchase (or the unrated equivalent), except that the fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories (or are the unrated equivalent).


The management team uses the process described on page 14, and also makes country allocations, based primarily on macro-economic factors. The team uses the model allocation shown at right as a basis for its sector allocation, although the actual allocations are adjusted periodically within the indicated ranges. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar investments in developed countries back to the U.S. dollar.


Principal Risks
The fund's share price and total return will vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. Foreign and emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds. The fund may engage in frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 17 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JPGSX

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN GLOBAL STRATEGIC INCOME FUND)

MODEL SECTOR ALLOCATION

9% international
non-dollar
(range 0-25%)

13% public/private
corporates
(range 5-25%)

16% emerging
markets
(range 0-25%)

27% high yield
corporates
(range 17-37%)

35% public/private
mortgages
(range 20-45%)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $3 billion using similar strategies as the fund.

     The portfolio management team is led by Mark E. Smith, managing director, who joined J.P. Morgan in 1994 and Robert J. Morena, vice president, who joined J.P. Morgan in 2000. Prior to joining J.P. Morgan, Mr. Smith managed fixed income portfolios and oversaw asset allocation activities at Allied Signal, Inc. He has been on the team since the fund's inception. Prior to joining J.P. Morgan, Mr. Morena served as a managing director at Forest Investment Management where he managed fixed income portfolios. Prior to that, he served as the Department Head of The Bank of New York's Institutional Fixed Income Division.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

5 | J.P. MORGAN GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Global Strategic Income Fund.

The bar chart indicates some of the risks by showing the performance of the fund's(1) shares from year to year for each of the last 2 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Lehman Brothers Aggregate Bond Index. This is a widely recognized, unmanaged index used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                  Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                            1998            1999

20%


10%
                                                            2.31
                                                                            2.08
0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Global Strategic Income Fund(1)


The fund's year-to-date total return as of 6/30/00 was 2.10%. For the period covered by this total return chart, the fund's highest quarterly return was 3.04% (for the quarter ended 3/31/98); and the lowest quarterly return was -1.58% (for the quarter ended 9/30/98).



Average annual total return                                      Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Past 1
yr.            Life of fund
J.P. Morgan Global Strategic Income Fund (after expenses)
2.08                    5.03
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (no expenses)
(0.83)                   6.49
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.45
Marketing (12b-1) fees                                                      none
Other expenses                                                              1.09
--------------------------------------------------------------------------------
Total operating expenses                                                    1.54
Fee waiver and expense
reimbursement(4)                                                            0.54
--------------------------------------------------------------------------------
Net expenses(4)                                                             1.00
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                    1 yr.            3 yrs.            5 yrs.            10 yrs.
Your cost($)        102              433                788               1,789
--------------------------------------------------------------------------------

(1) The fund commenced operations on 11/5/97. For the period 3/31/97 through 11/30/97, returns reflect performance of the J.P. Morgan Institutional Global Strategic Income Fund (a separate feeder fund investing in the same master portfolio). These returns reflect lower operating expenses than those of the fund. Therefore these returns may be higher than the fund's would have been had it existed during the same period.

(2) The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 18. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.00% of the fund's average daily net assets through 2/28/01.


                  J.P. MORGAN GLOBAL STRATEGIC INCOME FUND | 6

J.P. MORGAN EMERGING MARKETS DEBT FUND

[GRAPHIC OMITTED]
RISKS/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-22.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in debt securities that it believes have the potential to provide a high total return from countries whose economies or bond markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom, and most Western European countries. Issuers of portfolio securities may include foreign governments, corporations, and financial institutions. These securities may be of any maturity and quality, but under normal market conditions the fund's duration will generally range between three and five years, similar to that of the Emerging Markets Bond Index Plus. For a description of duration, please see fixed income investment process on page 14. The fund does not have any minimum quality rating and may invest without limit in securities that are rated in the lowest rating categories (or are the unrated equivalent).

In addition to the investment process described on page 14, the management team makes country allocation decisions, based primarily on financial and economic forecasts and other macro-economic factors.


Principal Risks
The fund's share price and total return will vary in response to changes in emerging bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the fund is non-diversified and may invest more than 5% of its assets in a single issuer and its primary securities combine the risks of emerging markets and low credit quality, its performance is likely to be more volatile than that of other fixed income investments. These risks and fund volatility are likely to be compounded when the fund concentrates its investments in a small number of countries. Emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 17 for further discussion on the tax treatment of capital gains. Since the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared to ride out periods of negative return.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: JEMDX

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN EMERGING MARKETS DEBT FUND)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $2,420 million using similar strategies as the fund.

The portfolio management team is led by Michael Cembalest, managing director, who has been at J.P. Morgan from 1988 to January 1998 and since June 1998, and Paul Dickson, vice president, who has been at J.P. Morgan since November 1999. Prior to joining the portfolio management team, Mr. Cembalest was responsible for sovereign debt analysis in the emerging markets group. From January 1998 to June 1998, Mr. Cembalest was a portfolio manager at Morgan Stanley. Previously, Mr. Dickson was the senior emerging markets debt strategist at Lehman Brothers. From 1993 to 1997, Mr. Dickson served as a strategist with Chase Manhattan Bank.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

7 | J.P. MORGAN EMERGING MARKETS DEBT FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)
The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Emerging Markets Debt Fund.

The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last 2 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and life of fund compare to those of the Emerging Markets Bond Index Global. This is a broad-based unmanaged index which tracks total return for U.S. dollar denominated emerging markets debt, including Brady bonds, Eurobonds and loans. Previously, the fund's benchmark was the Emerging Markets Bond Index Plus.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)                  Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                            1998           1999

40%

                                                                          25.97
20%


0%
--------------------------------------------------------------------------------
                                                          (15.93)
(20%)


[ ] J.P. Morgan Emerging Market Debt Fund


The fund's year-to-date total return as of 6/30/00 was 10.24%. For the period covered by this total return chart, the fund's highest quarterly return was 14.16% (for the quarter ended 12/31/99) and the lowest quarterly return was -21.73% (for the quarter ended 9/30/98).


Average annual total return (%)                                   Shows performance over time, for period ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Past 1
yr.            Life of fund
J.P. Morgan Emerging Market Debt Fund (after expenses)
25.97                    3.46
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Index Global (no expenses)
24.19                    6.41
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond Index Plus (no expenses)
25.98                    6.24
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.70
Marketing (12b-1) fees                                                      none
Other expenses                                                              1.81
--------------------------------------------------------------------------------
Total operating expenses                                                    2.51
Fee waiver and expense
reimbursement(4)                                                            1.26
--------------------------------------------------------------------------------
Net expenses(4)                                                             1.25
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                   1 yr.            3 yrs.            5 yrs.            10 yrs.
Your cost($)       127               661              1,222              2,751
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/17/97 and returns reflect performance of the fund from 4/30/97.

(2) The fund's fiscal year end is 7/31. Prior to 1999, the fund's fiscal year end was 12/31.

(3) The fund has a master/feeder structure as described on page 18. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 1.25% of the fund's average daily net assets through 11/28/00.


                   J.P. MORGAN EMERGING MARKETS DEBT FUND | 8

J.P. MORGAN TAX EXEMPT BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-22.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in high quality municipal securities that it believes have the potential to provide high current income that is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 14. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 14.


Investors should be prepared for higher share price volatility than from a tax exempt fund of shorter duration. The fund's performance could also be affected by market reaction to proposed tax legislation. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: PPTBX

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN TAX EXEMPT BOND FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $10 billion using similar strategies as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been on the team since January 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs, and Mr.Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July of 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

9 | J.P. MORGAN TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Tax Exempt Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index, the fund's current benchmark. Since this index has not been in existence during all of the past ten years, the table also shows the performance of the Lehman Quality Intermediate Municipal Bond Index, the fund's previous benchmark. Both are unmanaged indices that measure municipal bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)                                                           Shows changes in returns by
calendar year(1)
------------------------------------------------------------------------------------------------------------------------------------
                 1990        1991        1992        1993        1994        1995        1996        1997
1998        1999
20%
                            10.92                                            13.40


10%                                                  9.58
                                         7.47
7.42
                 6.87                                                                                            5.47
                                                                                         3.54
0%
------------------------------------------------------------------------------------------------------------------------------------

(2.70)                                                      (0.88)

(10%)


[ ] J.P. Morgan Tax Exempt Bond Fund


The fund's year-to-date total return as of 6/30/00 was 2.68%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 5.09% (for the quarter ended 3/31/95); and the lowest quarterly return was -3.08% (for the quarter ended 3/31/94).


Average annual total return (%)                                     Shows performance over time, for periods ended
December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Past 1 yr.            Past 5
yrs.            Past 10 yrs.
J.P. Morgan Tax Exempt Bond Fund (after expenses)                            (0.88)
5.69                   6.00
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index  (no expenses)                (0.06)
6.32                   N/A
------------------------------------------------------------------------------------------------------------------------------------
Lehman Quality Intermediate Municipal Bond Index (no expenses)                0.30
6.25                   6.60
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(2)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.38
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                          0.68
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                    1 yr.            3 yrs.            5 yrs.            10 yrs.
Your cost($)         69               218               379                847
--------------------------------------------------------------------------------

(1) The fund's fiscal year end is 7/31. Prior to 1999, the fund's fiscal year end was 8/31.


(2) The fund has a master/feeder structure as described on page 18. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


                                           J.P. MORGAN TAX EXEMPT BOND FUND | 10

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 19-22.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies
The fund invests primarily in New York municipal securities that it believes have the potential to provide high current income which is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 14. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 14. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

TICKER SYMBOL: PPNYX

REGISTRANT: J.P. MORGAN FUNDS
(J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND)

PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $369 billion, including more than $1.4 billion using similar strategies as the fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, Benjamin Thompson, vice president, who joined the team in June of 1999, and Kingsley Wood, Jr., vice president, who has been on the team since January 2000. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs, and Mr.Wood was a senior fixed income portfolio manager at Mercantile Bank & Trust. Prior to joining Mercantile in July of 1998, Mr. Wood was an institutional tax-exempt trader at ABN-AMRO and Kemper Securities.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o The fund seeks to achieve its goal by investing in a master portfolio, which is another fund with the same goal.

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

11 | J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan New York Tax Exempt Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 5 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)     Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
              1995           1996           1997           1998           1999

20%
             13.03
                                            7.41
10%
                                                           5.39
                             3.96
0%
--------------------------------------------------------------------------------
                                                                         (0.84)
(10%)


[ ] J.P. Morgan New York Tax Exempt Bond Fund


The fund's year-to-date total return as of 6/30/00 was 2.91%. For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.80% (for the quarter ended 3/31/95) and the lowest quarterly return was -1.83% (for the quarter ended 6/30/99).


Average annual total return (%)                                  Shows performance over time, for periods ended
December 31, 1999(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Past 1
yr.            Life of fund
J.P. Morgan New York Tax Exempt Bond Fund (after expenses)
(0.84)                   5.06
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)
(0.06)                   5.95
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.48
--------------------------------------------------------------------------------
Total operating expenses                                                    0.78
Fee waiver and expense
reimbursement(4)                                                            0.08
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.70
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                      1 yr.           3 yrs.           5 yrs.           10 yrs.
Your cost($)           72               241             425              959
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94 and returns reflect performance of the fund from 4/30/94.

(2) The fund's fiscal year end is 7/31. Prior to 1999, the fund's fiscal year end was 3/31.

(3) The fund has a master/feeder structure as described on page 18. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses extraordinary expenses) exceed 0.70% of the fund's average daily net assets through 11/28/00.


                 J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND | 12

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs approximately 420 analysts and portfolio managers around the world and has approximately $369 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN FIXED INCOME FUNDS
These funds invest primarily in bonds and other fixed income securities, either directly or through a master portfolio (another fund with the same goal). The funds seek high total return or high current income.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.

THE SPECTRUM OF FIXED INCOME FUNDS
The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund were described on the preceding pages. Differences among these funds include:

o the types of securities they hold

o the tax status of the income they offer

o the relative emphasis on current income versus total return

Potential risk and return

Return (after taxes)

Emerging Markets Debt Fund o

Global Strategic Income Fund o

o New York Tax Exempt Bond Fund*

o Tax Exempt Bond Fund*

o Bond Fund

o Short Term Bond Fund

Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

--------------------------------------------------------------------------------
Who May Want to Invest

The funds are designed for investors who:

o want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o want an investment that pays monthly dividends

o with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

o with regard to the New York Tax Exempt Bond Fund, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York

The funds are not designed for investors who:

o are investing for aggressive long-term growth

o require stability of principal

o with regard to the Global Strategic Income or Emerging Markets Debt funds, are not prepared to accept a higher degree of risk than most traditional bond funds

o with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA

13 | FIXED INCOME MANAGEMENT APPROACH

[GRAPHIC OMITTED]
The funds invest across a range of
different types of securities

[GRAPHIC OMITTED]
Each fund makes its portfolio decisions
as described earlier in this prospectus

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
to control each fund's sensitivity
to interest rates

FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas, and when consistent with a fund's investment approach, takes positions in many different areas, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management. Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. Each fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


                                           FIXED INCOME MANAGEMENT APPROACH | 14

YOUR INVESTMENT
--------------------------------------------------------------------------------
For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

--------------------------------------------------------------------------------
OPENING YOUR ACCOUNT
  By wire
o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:


  Morgan Guaranty Trust Company of New York - Delaware
  Routing number: 031-100-238
  Credit: Morgan Guaranty Trust Shareholder Services
  Account number: 00073-836
  FFC: your account number, name of registered owner(s) and fund name


  By check
o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with your completed application to the Transfer Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT
  By wire
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check
o Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

15 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

  By phone-- wire payment
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange
o Call the Shareholder Services Agent to effect an exchange.

  Redemption In Kind
o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

--------------------------------------------------------------------------------
ACCOUNT AND TRANSACTION POLICIES
Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs on a foreign exchange, after the close of trading on that exchange, that would materially impact a security's value at the time the fund calculates its NAV), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.


--------------------------------------------------------------------------------
Transfer Agent                               Shareholder Services Agent
State Street Bank and Trust Company          Morgan Christiana Center
P.O. Box 8411                                J.P. Morgan Funds Services - 2/OPS3
Boston, MA 02266-8411                        500 Stanton Christiana Road
Attention: J.P. Morgan Funds Services        Newark, DE 19713
                                             1-800-521-5411

                                             Representatives are available 8:00
                                             a.m. to 6:00 p.m. eastern time on
                                             fund business days.


                                                            YOUR INVESTMENT | 16

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

--------------------------------------------------------------------------------
TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:


--------------------------------------------------------------------------------
Transaction                                        Tax status
--------------------------------------------------------------------------------
Income dividends from the                          Exempt from federal, state,
New York Tax Exempt Bond                           and New York City personal
Fund                                               income taxes for New York
                                 residents only
--------------------------------------------------------------------------------
Income dividends from the                          Exempt from federal personal
Tax Exempt Bond Fund                               income taxes
--------------------------------------------------------------------------------
Income dividends from                              Ordinary income
all other funds
--------------------------------------------------------------------------------
Short-term capital gains                           Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                            Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                              Capital gains or
shares owned for more                              losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                              Gains are treated as ordinary
shares owned for one year                          income; losses are subject
or less                                            to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution. A portion of the Tax Exempt Bond and New York Tax Exempt Bond funds' returns may be subject to federal, state, or local tax, or the alternative minimum tax. Every January, each fund issues tax information on its distributions for the previous year. Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


17 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
As noted earlier, each fund is a series of J.P. Morgan Funds, a Massachusetts business trust, and a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION
The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                                 Percentage of the master
                                                  portfolio's average net assets
--------------------------------------------------------------------------------
Short Term Bond                                               0.25%
--------------------------------------------------------------------------------
Bond                                                          0.30%
--------------------------------------------------------------------------------
Global Strategic Income                                       0.45%
--------------------------------------------------------------------------------
Emerging Markets Debt                                         0.70%
--------------------------------------------------------------------------------
Tax Exempt Bond                                               0.30%
--------------------------------------------------------------------------------
New York Tax Exempt Bond                                      0.30%
--------------------------------------------------------------------------------
Administrative services                           Master portfolio's and fund's
(fee shared with Funds                            pro- rata portions of 0.09% of
Distributor, Inc.)                                the first $7 billion of
                                                  average net assets in J.P.
                                                  Morgan-advised portfolios,
                                                  plus 0.04% of average net
                                                  assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                              0.25% of each fund's average
                                                  net assets
--------------------------------------------------------------------------------


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                               FUND DETAILS | 18

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions


o Each fund's share price,              o Bonds have generally                  o Under normal circumstances the
funds plan to
  yield, and total return will            outperformed money market               remain fully invested in bonds and
other fixed
  fluctuate in response to                investments over the long               income securities as noted in the
table on pages
  bond market movements                   term, with less risk than
21-22
                                          stocks
o The value of most bonds will                                                  o The funds seek to limit risk and
enhance total
  fall when interest rates              o Most bonds will rise in                 return or yields through careful
management,
  rise; the longer a bond's               value when interest rates               sector allocation, individual
securities
  maturity and the lower its              fall                                    selection, and duration
management
  credit quality, the more
its
  value typically falls                 o Mortgage-backed and                   o During severe market downturns,
the funds have the
                                          asset-backed securities can             option of investing up to 100% of
assets in
o Adverse market conditions               offer attractive returns                investment-grade short-term
securities
  may from time to time
cause
  a fund to take temporary                                                      o J.P. Morgan monitors interest rate
trends, as well
  defensive positions that are                                                    as geographic and demographic
information related
  inconsistent with its                                                           to mortgage-backed securities and
mortgage
  principal investment
prepayments
  strategies and may hinder a
  fund from achieving its
  investment objective


o Mortgage-backed  and  asset-backed  securities  (securities   representing  an
  interest  in, or  secured  by, a pool of  mortgages  or other  assets  such as receivables)  could  generate  capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
------------------------------------------------------------------------------------------------------------------------------------
Credit quality

o The default of an issuer              o Investment-grade bonds have           o Each fund maintains its own
policies for balancing
  would leave a fund with                 a lower risk of default                 credit quality against potential
yields and gains
  unpaid interest or principal                                                    in light of its investment
goals
                                        o Junk bonds offer
higher
o Junk bonds (those rated                 yields and higher potential           o J.P. Morgan develops its own
ratings of unrated
  BB/Ba or lower) have a                  gains                                   securities and makes a credit
quality
  higher risk of default, tend                                                    determination for unrated
securities
  to be less liquid, and may
  be more difficult to value
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments

o A fund could lose money               o Foreign bonds, which                  o Foreign bonds are a primary
investment only for
  because of foreign                      represent a major portion of            the Global Strategic Income and
Emerging Markets
  government actions,                     the world's fixed income                Debt funds and may be a
significant investment for
  political instability, or               securities, offer attractive            the Short Term Bond and Bond
funds; the Tax Exempt
  lack of adequate and                    potential performance and               Bond and New York Tax Exempt Bond
funds are not
  accurate information                    opportunities for                       permitted to invest any assets in
foreign bonds

diversification
o Currency exchange rate                                                        o To the extent that a fund invests
in foreign
  movements could reduce gains          o Favorable exchange rate                 bonds, it may manage the currency
exposure of its
  or create losses                        movements could generate                foreign investments relative to
its benchmark, and
                                          gains or reduce losses                  may hedge a portion of its foreign
currency
o Currency and investment                                                         exposure into the U.S. dollar from
time to time
  risks tend to be higher in            o Emerging markets can offer              (see also "Derivatives"); these
currency
  emerging markets                        higher returns                          management techniques may not be
available for
                                                                                  certain emerging markets
investments
------------------------------------------------------------------------------------------------------------------------------------
Management choices

o A fund could underperform             o A fund could outperform its           o J.P. Morgan focuses its active
management on those
  its benchmark due to its                benchmark due to these same             areas where it believes its
commitment to research
  sector, securities or                   choices                                 can most enhance returns and
manage risks in a
  duration choices                                                                consistent
way
------------------------------------------------------------------------------------------------------------------------------------

19 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                         Potential rewards                       Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives


o Derivatives such as futures,          o Hedges that correlate well            o The funds use derivatives, such as
futures,
  options, swaps and forward              with underlying positions               options, swaps and forward foreign
currency
  foreign currency contracts              can reduce or eliminate                 contracts, for hedging and for
risk management
  that are used for hedging               losses at low cost                      (i.e., to adjust duration or yield
curve exposure,
  the portfolio or specific                                                       or to establish or adjust exposure
to particular
  securities may not fully              o A fund could make money and             securities, markets, or
currencies); risk
  offset the underlying                   protect against losses if               management may include management
of a fund's
  positions(1) and this could             management's analysis proves            exposure relative to its
benchmark; the Tax Exempt
  result in losses to the fund            correct                                 Bond and New York Tax Exempt Bond
funds are
  that would not have                                                             permitted to enter into futures
and options
  otherwise occurred                    o Derivatives that involve                transactions, however, these
transactions result
                                          leverage could generate                 in taxable gains or losses so it
is expected that
o Derivatives used for risk               substantial gains at low                these funds will utilize them
infrequently;
  management may not have the             cost                                    forward foreign currency contracts
are not
  intended effects and may                                                        permitted to be used by the Tax
Exempt Bond and
  result in losses or missed                                                      New York Tax Exempt Bond
funds


opportunities
                                                                                o The funds only establish hedges
that they expect
o The counterparty to a                                                           will be highly correlated with
underlying
  derivatives contract could
positions

default
                                                                                o While the funds may use
derivatives that
o Certain types of derivatives                                                    incidentally involve leverage,
they do not use
  involve costs to the funds                                                      them for the specific purpose of
leveraging their
  which can reduce returns
portfolios

o Derivatives that involve
  leverage could magnify
  losses
------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o When a fund lends a                   o A fund may enhance income             o J.P. Morgan maintains a list of
approved borrowers
  security, there is a risk               through the investment
of
  that the loaned securities              the collateral received from          o The fund receives collateral equal
to at least
  may not be returned if the              the borrower                            100% of the current value of
securities loaned
  borrower
defaults
                                                                                o The lending agents indemnify a
fund against
o The collateral will be                                                          borrower
default
  subject to the risks of
the
  securities in which it is                                                     o J.P. Morgan's collateral
investment guidelines
  invested                                                                        limit the quality and duration of
collateral
                                                                                  investment to minimize
losses

                                                                                o Upon recall, the borrower must
return the
                                                                                  securities loaned within the
normal settlement

period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o A fund could have difficulty          o These holdings may offer              o No fund may invest more than 15%
of net assets in
  valuing these holdings                  more attractive yields or               illiquid
holdings
  precisely                               potential growth
than
                                          comparable widely traded              o To maintain adequate liquidity to
meet
o A fund could be unable to               securities                              redemptions, each fund may hold
investment-grade
  sell these holdings at the                                                      short-term securities (including
repurchase
  time or price desired                                                           agreements and reverse purchase
agreements) and,
                                                                                  for temporary or extraordinary
purposes, may
                                                                                  borrow from banks up to 33 1/3% of
the value of
                                                                                  its total
assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o When a fund buys securities           o A fund can take advantage of          o Each fund uses segregated accounts
to offset
  before issue or for delayed             attractive transaction                  leverage
risk
  delivery, it could be                   opportunities
  exposed to leverage risk if
  it does not use segregated
  accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading


o Increased trading would               o A fund could realize gains            o The funds may use short-term
trading to take
  raise a fund's transaction              in a short period of time               advantage of attractive or
unexpected
  costs                                                                           opportunities or to meet demands
generated by
                                        o A fund could protect against            shareholder activity. The turnover
rate for each
o Increased short-term capital            losses if a bond is                     fund for its most recent fiscal
year end is as
  gains distributions would               overvalued and its value                follows: Short Term Bond (398%),
Bond (465%),
  raise shareholders' income              later falls                             Global Strategic Income (318%),
Emerging Markets
  tax liability                                                                   Debt, for the seven months ended
7/31/99 (555%),
                                                                                  Tax Exempt Bond, for the eleven
months ended
                                                                                  7/31/99 (29%) and New York Tax
Exempt Bond, for
                                                                                  the four months ended 7/31/99
(8%).
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 20

--------------------------------------------------------------------------------
Investments
This table discusses the customary types of investments which can be held by each fund. In each case the related types of risk are listed on the following page (see below for definitions).This table reads across two pages.


------------------------------------------------------------------------------------------------------------------------------------
Asset-backed  securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
------------------------------------------------------------------------------------------------------------------------------------
Bank obligations Negotiable  certificates of deposit, time deposits and bankers'
acceptances of domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually
discounted and are rated by S&P or Moody's.
------------------------------------------------------------------------------------------------------------------------------------
Convertible  securities  Domestic  and  foreign  debt  securities  that  can  be converted into equity securities at a future time and price.
------------------------------------------------------------------------------------------------------------------------------------
Corporate  bonds Debt  securities of domestic and foreign  industrial,  utility, banking, and other financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes,
Freddie  Macs,  Fannie Maes) which  represent  interests in pools of  mortgages, whereby the  principal  and interest  paid every month is passed  through to the holder of the
securities.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage  dollar  rolls The  purchase  of  domestic  or foreign  mortgage-backed securities with the promise to purchase similar  securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Participation  interests Interests that represent a share of domestic or foreign bank debt or similar securities or obligations.
------------------------------------------------------------------------------------------------------------------------------------
Private  placements  Bonds or other  investments  that are sold  directly  to an institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
REITs and other  real-estate  related  instruments  Securities  of issuers  that invest in real estate or are secured by real estate.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and
at a specific price.
------------------------------------------------------------------------------------------------------------------------------------
Reverse  repurchase  agreements  Contracts whereby the fund sells a security and agrees to repurchase it from the buyer
on a particular
date and at a specific price. Considered a form of borrowing.
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational  organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
------------------------------------------------------------------------------------------------------------------------------------
Swaps  Contractual  agreement  whereby a  domestic  or foreign  party  agrees to exchange periodic payments with a
counterparty. Segregated
accounts are used to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Synthetic  variable rate instruments Debt instruments  whereby the issuer agrees to exchange one security for another
in order to
change the maturity or quality of a security in the fund.
------------------------------------------------------------------------------------------------------------------------------------
Tax  exempt  municipal  securities  Securities,   generally  issued  as  general
obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely
payment of principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment.
Their  prices  are  typically  more  volatile  than  those  of some  other  debt instruments and involve certain special tax considerations.
------------------------------------------------------------------------------------------------------------------------------------

Risk related to certain investments held by J.P. Morgan fixed income funds:


Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

21 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
        0            Permitted  (and  if  applicable,   percentage   limitation)
                     percentage of total assets - bold  percentage of net assets
                     - italic
        o  Permitted,  but  not  typically  used +  Permitted,  but  no  current intention of use -- Not permitted


                            Related Types of Risk



New

York
                                                                               Short         Global    Emerging
Tax       Tax
                                                                               Term         Strategic  Markets
Exempt    Exempt
                                                                               Bond   Bond   Income      Debt
Bond      Bond
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                       0       0       0         o
o         o
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                          0(1)    0(1)    0         0    o
Domestic o Domestic

Only       Only
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                   0(1)    0(1)    o         o
0         0
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        0(1)    0(1)    o         0
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        0(1)    0(1)    0         0
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market,
natural event, political, prepayment, valuation                                 0       0       0         +
+         +
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,
prepayment                                                                      0(1)    0(1)    0         o
--        --
------------------------------------------------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,
prepayment                                                                      0(1,3)  0(1,3)  0(3)      --
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment    0(1)    0(1)    0         0
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                             0       0       0         0
0         0
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation  0       0       0         --
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit                                                                          0       0       0         0
o         o
------------------------------------------------------------------------------------------------------------------------------------
credit                                                                          0(1)    0(3)    0(3)      0(3)
o(1)      o(3)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                              0(1)    0(1)    0         0
--        --
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                    0(1)    0(1)    0         0
0         --
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, leverage, liquidity, market                              --      --      --        --
0         0
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                         o       o       --        --
0(2)      0(2)
------------------------------------------------------------------------------------------------------------------------------------
interest rate                                                                   0       0       0         0
0         0
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        0(1)    0(1)    0         0
0         0
------------------------------------------------------------------------------------------------------------------------------------

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.

(2) At least 65% of the New York Tax Exempt Bond Fund's assets must be in New York municipal securities, and at least 80% of the New York Tax Exempt and Tax Exempt Bond Funds' assets must be in tax exempt securities.

(3) All forms of borrowing (including securities lending and reverse repurchase agreements) in the aggregate may not exceed 33 1/3 of the fund's total assets.

                                                               FUND DETAILS | 22

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except where noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN SHORT TERM BOND FUND

Per-share data                           For fiscal years ended
------------------------------------------------------------------------------------------------------------------------------------
                                                          1995             1996             1997
1998             1999
Net asset value, beginning of year ($)                    9.60             9.84             9.86
9.85             9.98
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                               0.57             0.53             0.58
0.56             0.57
  Net realized and unrealized gain (loss
  on investment ($)                                       0.24             0.02            (0.01)
0.13            (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                      0.81             0.55             0.57
0.69             0.26
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                              (0.57)           (0.53)           (0.58)
(0.56)           (0.51)
  Net realized gain ($)                                     --               --               --
--            (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                  (0.57)           (0.53)           (0.58)
(0.56)           (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                          9.84             9.86             9.85
9.98             9.68
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                          8.70             5.77             5.98
7.24             2.70
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                   10,330            8,207           14,519
30,984           38,714
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                        0.67             0.62             0.50
0.50             0.57
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                               5.88             5.42             5.94
5.66             5.24
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                      1.48             1.61             1.38
0.98             0.80
------------------------------------------------------------------------------------------------------------------------------------

(1) Not annualized.
(2) Annualized.


23 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN BOND FUND

Per-share data                           For fiscal years ended
------------------------------------------------------------------------------------------------------------------------------------
                                                          1995             1996             1997
1998             1999
Net asset value, beginning of year ($)                    9.64            10.41            10.30
10.42            10.59
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:0.64                    0.62             0.66             0.65             0.58
  Net realized and unrealized gain (loss)
  on investment ($)                                       0.77            (0.11)            0.18
0.17            (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                      1.41             0.51             0.84
0.82            (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
  Net investment income ($)                              (0.64)           (0.62)           (0.65)
(0.65)           (0.59)
  Net realized gain ($)                                     --               --            (0.07)
--            (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                  (0.64)           (0.62)           (0.72)
(0.65)           (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                         10.41            10.30            10.42
10.59             9.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                         15.10             5.13             8.58
8.06            (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                  143,004          149,207          169,233
216,285          234,874
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                        0.69             0.66             0.68
0.66             0.69
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                               6.40             6.08             6.41
6.14             5.72
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                      0.69             0.66             0.68
0.66             0.69
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN GLOBAL STRATEGIC INCOME FUND

Per-share data                            For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------

1998(1)                     1999
Net asset value, beginning of period ($)
10.21                      9.77
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)
0.70                      0.60
  Net realized and unrealized loss
  on investment ($)
(0.49)                    (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)
0.21                      0.22
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)
(0.63)                    (0.59)
  Return of capital
(0.02)                       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)
(0.65)                    (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)
9.77                      9.40
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)
1.97(2)                   2.26
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)
10,166                     9,073
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)
1.003                      1.00
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)
6.243                      6.35
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)
1.893                      1.54
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 11/5/97. (2) Not annualized.
(3) Annualized.

                                                               FUND DETAILS | 24

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN EMERGING MARKETS DEBT FUND


                                                                                                                For
the seven
Per-share data                           For fiscal periods ended
months ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                12/31/97(1)               12/31/98
7/31/99
Net asset value, beginning of period ($)                          10.00
9.76                     7.30
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                        0.58
1.15                     0.49
  Net realized and unrealized loss
  on investment ($)                                               (0.05)
(2.64)                    0.02
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                               0.53
(1.49)                    0.51
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                       (0.58)                    (0.81)
(0.52)
  Excess of net investment income ($)                             (0.02)
(0.16)                      --
  Net realized gain ($)                                           (0.17)
--                       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                           (0.77)                    (0.97)
(0.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                 9.76
7.30                     7.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                   5.47(2)
(15.93)                    7.27(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                          11,978                    19,313
26,216
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                                 1.25(3)
1.25                     1.25(3)
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                        9.71(3)                  10.05
12.28(3)
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                               2.40(3)
2.09                     2.51(3)
------------------------------------------------------------------------------------------------------------------------------------
  Interest expense                                                   --
--                     0.02(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 4/17/97. (2) Not annualized.
(3) Annualized.

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN TAX EXEMPT BOND FUND

For the 11
Per-share data                           For fiscal periods
ended                                                       months ended
------------------------------------------------------------------------------------------------------------------------------------
                                                           8/31/95         8/31/96         8/31/97
8/31/98         7/31/99
Net asset value, beginning of period ($)                    11.45           11.73           11.63
11.85           12.15
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                  0.55            0.55            0.55
0.54            0.46
  Net realized and unrealized gain (loss)
  on investment ($)                                          0.29           (0.08)           0.24
0.30           (0.36)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                         0.84            0.47            0.79
0.84            0.10
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                                 (0.55)          (0.55)          (0.55)
(0.54)           0.46
  Net realized gain ($)                                     (0.01)          (0.02)          (0.02)
(0.00)(1)       (0.02)
  Distributions in excess of net investment income ($)         --              --              --
--              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                     (0.56)          (0.57)          (0.57)
(0.54)          (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                          11.73           11.63           11.85
12.15           11.77
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                             7.63            4.01            6.95
7.21            0.83(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                   352,005         369,987         401,007
439,225         431,685
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                           0.71            0.64            0.64
0.64            0.68(3)
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                  4.87            4.67            4.67
4.44            4.21(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) Less than $0.01 per share.
(2) Not annualized.
(3) Annualized.

25 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND



For the four
 Per-share data                           For fiscal years
ended                                                       months ended
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/95(1)     3/31/96       3/31/97       3/31/98
3/31/99        7/31/99
Net asset value, beginning of year ($)             10.00         10.11         10.34         10.28
10.62          10.66
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                         0.40          0.46          0.46          0.46
0.42           0.13
  Net realized and unrealized gain (loss)
  on investment ($)                                 0.11          0.26         (0.03)         0.40
0.14          (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                0.51          0.72          0.43          0.86
0.56          (0.15)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                        (0.40)        (0.46)        (0.46)        (0.46)
(0.42)         (0.13)
  Net realized gain ($)                               --         (0.03)        (0.03)        (0.06)
(0.10)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)            (0.40)        (0.49)        (0.49)        (0.52)
(0.52)         (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                   10.11         10.34         10.28         10.62
10.66          10.35
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                    5.26(2)       7.16          4.19          8.49
5.39          (1.41)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)             38,137        50,523        56,198        85,161
119,152        115,690
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                    0.75(3)       0.75          0.75          0.71
0.70           0.70(3)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                           4.31(3)       4.43          4.44          4.33
3.95           3.82(3)
------------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                   0.97(3)      0.79          0.81          0.77
0.74          0.78(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94.
(2) Not annualized.
(3) Annualized.

                                                               FUND DETAILS | 26

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are:


J.P. Morgan Short Term Bond Fund ......................  811-07340 and 033-54632
J.P. Morgan Bond Fund .................................  811-07340 and 033-54632
J.P. Morgan Global Strategic Income Fund ..............  811-07340 and 033-54632
J.P. Morgan Emerging Markets Debt Fund ................  811-07340 and 033-54632
J.P. Morgan Tax Exempt Bond Fund ......................  811-07340 and 033-54632
J.P. Morgan New York Tax Exempt Bond Fund .............  811-07340 and 033-54632

J.P. MORGAN MUTUAL FUNDS AND THE MORGAN TRADITION
The J.P. Morgan mutual funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan mutual funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Funds

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-521-5411                               1-800-221-7930


                                                                          IMPR03